Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	September 30, 2024	December 31, 2023
Assets:
Certificate of deposit	2	$20,000	$20,000
Liabilities:
Warrant liability	2	$9,783	$—
Earnout liability	3	$700,000	$—
Derivative liability	3	$320,900	$—

Fair Value Measurement Inputs and Valuation Techniques
Significant assumptions used in the valuation of the fair value of the earnout liability as of issuance on March 4, 2024 and as of September 30, 2024 were as follows:

	March 4, 2024	September 30, 2024
Fair value of common stock	$3.53	$0.71
Volatility of revenue	26.0%	23.0%
Discount rate applicable to revenue	7.0%	7.0%
Risk-free rate	4.5%	3.7%
Risk premium	2.5%	3.3%
Cost of debt	15.5%	15.5%
Credit risk spread	11.0%	11.9%
Equity volatility	130.0%	115.0%
Significant assumptions used in the valuation of the fair value of the derivative liability as of issuance on March 4, 2024 and as of September 30, 2024 were as follows:

	March 4, 2024	September 30, 2024
Fair value of common stock	$3.53	$0.71
Term in years	1.25	1.23
Volatility	130.0%	115.0%
Risk-free rate	4.9%	3.9%
Debt discount	30.0%	30.0%

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
The activity for the fair value of the warrant liability during the three and nine months ended September 30, 2024 was as follows:

Warrant Liability
Beginning balance, January 1, 2024	$—
Net liabilities assumed from GigCapital5	8,894
Change in fair value	23,123
Ending balance, March 31, 2024	32,017
Increase due to warrant modification	200,513
Change in fair value	(213,942)
Ending balance, June 30, 2024	18,588
Change in fair value	(8,805)
Ending balance, September 30, 2024	$9,783
The activity for the fair value of the earnout liability for the three and nine months ended September 30, 2024 was as follows:

Earnout Liability
Beginning balance, January 1, 2024	$—
Change in fair value	1,060,000
Ending balance, March 31, 2024	1,060,000
Change in fair value	(310,000)
Ending balance, June 30, 2024	750,000
Change in fair value	(50,000)
Ending balance, September 30, 2024	$700,000
The activity for the fair value of the derivative liability during the three and nine months ended September 30, 2024 was as follows:

Derivative Liability
Beginning balance, January 1, 2024	$—
Fair value at issuance	5,120,900
Change in fair value	(2,983,100)
Ending balance, March 31, 2024	2,137,800
Change in fair value	(1,729,700)
Ending balance, June 30, 2024	408,100
Change in fair value	(87,200)
Ending balance, September 30, 2024	$320,900

GIGCAPITAL5, INC
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	December 31, 2023	December 31, 2022
Assets:
Marketable securities held in Trust Account	1	$—	$41,561,656
Liabilities:
Warrant liability	2	$7,950	$31,800
Note payable to related party at fair value	3	$1,506,389	$257,492

Schedule of Estimated Fair Value of Working Capital Note	The estimated fair value of the Working Capital Note was based on the following ranges of significant inputs at issuance for advances made under the Working Capital Note during the year ended December 31, 2023 and as of December 31, 2023 and 2022 for all advances made under the Working Capital Note:

Assumptions	At Issuance	As of December 31, 2023	As of December 31, 2022
Expected term	0.7 - 0.8	0.7	0.9
Volatility	65%	65.0%	65.0%
Risk free rate	4.5% - 5.5%	5.1%	4.7%
Discount rate	9.7% - 25.8%	11.3%	24.4% - 29.4%
Probability of conversion	25.0% - 55.0%	25.0%	65.0%

Schedule of Change in Fair Value of Warrant Liability and Working Capital Note
The following table presents information about the change in fair value of the Company’s Level 3 Working Capital Note during the years ended December 31, 2023 and 2022:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Fair value - beginning of period	$257,492	$—
Additions	1,240,000	260,000
Change in fair value	8,897	(2,508)
Fair value - end of period	$1,506,389	$257,492